Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenues (including net revenue from related party of $53,555 and $62,316 for the three months ended March 31, 2022 and 2021, respectively)	$ 95,893	$ 118,217	$ 468,883	$ 528,624
Operating expenses:
Direct costs of revenue	175,089		205,649	5,536
General and administrative expenses	182,373	284,366	1,247,687	1,043,242
Depreciation		237	1,185	2,168
Total operating expenses	357,422	284,603	1,454,521	1,050,946
Loss from operations	(261,569)	(166,386)	(985,638)	(522,322)
Other (expense) income:
Other (expense) income, net			104,918	24,668
Interest expense and payroll tax penalties	(3,154)	(9,577)	34,877	(108,797)
Total other (expense) income	(3,154)	(9,577)	139,795	(84,129)
Loss before income taxes	(264,723)	(175,963)	(845,843)	(606,451)
Provision for income taxes
Net loss	$ (264,723)	$ (175,963)	$ (845,843)	$ (606,451)
Basic and Diluted (loss) per share	$ (0.00)		$ (0.00)
Basic and Diluted weighted average shares of common stock outstanding	234,953,286		243,782,416